Bank loans (Tables)	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of bank loans

	As of March 31,
	2023	2022

Unsecured loan from China Construction Bank wholly repayable within 1 year	$218,400	$257,997
Unsecured loan from Bank of Beijing wholly repayable within 1 year	363,773	204,032
Unsecured loan from Bank of Beijing wholly repayable within 1 year	146,328	—
Unsecured loan from China Citic Bank wholly repayable within 1 year	291,200	—
Secured loan from China Construction Bank wholly repayable within 1 year	338,520	—
Total bank loans wholly repayable within 1 year	1,358,221	462,029

Secured loan from China Construction Bank wholly repayable more than 1 year	—	366,653
Total bank loans	$1,358,221	$828,682